Royalty, Stream and Working Interests	12 Months Ended
Dec. 31, 2023
Royalty, Stream and Working Interests
Royalty, Stream and Working Interests

Note 9 – Royalty, Stream and Working Interests

(a)	Royalty, Stream and Working Interests

Royalty, stream and working interests, net of accumulated depletion and impairment losses and reversals, comprised the following:

			Impairment
		Accumulated	(losses)
As at December 31, 2023	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,709.7	$(761.0)	$—	$948.7
Streams	4,763.6	(2,235.4)	(1,169.2)	1,359.0
Energy	1,976.0	(825.5)	(4.1)	1,146.4
Advanced	444.5	(48.5)	—	396.0
Exploration	194.7	(17.7)	—	177.0
	$9,088.5	$(3,888.1)	$(1,173.3)	$4,027.1
1.	Accumulated depletion includes previously recognized impairment losses.

			Impairments
		Accumulated	(losses)
As at December 31, 2022	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,582.7	$(716.9)	$—	$865.8
Streams	4,513.1	(2,065.7)	—	2,447.4
Energy	1,937.0	(755.5)	—	1,181.5
Advanced	426.6	(55.6)	—	371.0
Exploration	71.7	(9.9)	—	61.8
	$8,531.1	$(3,603.6)	$—	$4,927.5

1.	Accumulated depletion includes previously recognized impairment losses.

Changes in royalty, stream and working interests for the years ended December 31, 2023 and December 31, 2022 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2022	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3
Additions	44.1	1.6	12.1	72.7	7.9	138.4
Depletion	(40.2)	(177.2)	(66.4)	(0.2)	—	(284.0)
Impact of foreign exchange	(41.1)	—	(22.5)	(10.3)	(2.3)	(76.2)
Balance at December 31, 2022	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5

Balance at January 1, 2023	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5
Additions	37.7	250.2	22.2	99.3	110.2	519.6
Disposals	—	—	—	(3.3)	—	(3.3)
Transfers	71.3	—	—	(75.6)	4.3	—
Impairment losses	—	(1,169.2)	(4.1)	—	—	(1,173.3)
Depletion	(40.2)	(169.4)	(60.8)	(0.3)	—	(270.7)
Impact of foreign exchange	14.1	—	7.6	4.9	0.7	27.3
Balance at December 31, 2023	$948.7	$1,359.0	$1,146.4	$396.0	$177.0	$4,027.1

Of the total net book value as at December 31, 2023, $2,990.9 million (December 31, 2022 - $3,980.2 million) is depletable and $1,036.2 million (December 31, 2022 - $947.3 million) is non-depletable.

(b)	Impairments of Royalty, Stream and Working Interests

Royalties, stream and working interests are reviewed for impairment if there is an indication that the carrying amount may not be recoverable. The following impairment losses were recognized in the year ended December 31, 2023:

2023
Royalty, stream and working interests, net
Cobre Panama	$1,169.2
Energy exploration assets	4.1
$1,173.3

Cobre Panama

The Company has two precious metal streams in reference to production from the Cobre Panama mine, operated by MPSA, a subsidiary of First Quantum.

Cobre Panama has been in preservation and safe management (“P&SM”) with production halted since November 2023.

First Quantum and its subsidiary, MPSA, and the Government of Panama (the “GOP”) had been engaged in discussions regarding a revised concession contract for Cobre Panama. In March 2023, First Quantum and the GOP announced that an agreement had been reached on the terms and conditions for a revised concession contract (together with subsequent modifications, the “Revised Concession Contract”). On October 20, 2023, the National Assembly of Panama approved the Revised Concession Contract through Law 406. However, amid protests against the GOP and the Revised Concession Contract, a number of claims were lodged with the Supreme Court asserting that Law 406 was unconstitutional. On November 27, 2023, the Supreme Court issued a ruling, released publicly the following day, declaring Law 406 unconstitutional. Further, on December 19, 2023, the Ministry of Commerce and Industries of Panama (“MICI”) announced plans for Cobre Panama which was followed by a request from MPSA for a P&SM plan for Cobre Panama.

In light of these events, the Company assessed the Cobre Panama CGU for indicators of impairment. The Company carried out an impairment assessment to determine the recoverable amount of the Cobre Panama CGU. The recoverable amount, in accordance with IAS 36, was determined to be nil at December 31, 2023 based on the halting of production and political environment surrounding the Supreme Court ruling. As a result, the Company recognized a full impairment loss of $1,169.2 million in the year ended December 31, 2023.

In the event that there is a change in the facts and circumstances surrounding the halting of production at Cobre Panama, and there is a resumption of precious metal stream deliveries to Franco-Nevada, an assessment of the recoverable amount of the Cobre Panama CGU will be performed at that time, which may lead to a reversal of part or all of the impairment loss that has been recognized.

In addition, Franco-Nevada has provided notices of intent to commence international arbitration proceedings. Refer to Note 25, Contingencies, for further details. This impairment has been taken without prejudice to, or without at present attributing any specific value to, the legal remedies that may be obtained through any arbitration proceedings or otherwise.

Energy Exploration Assets

The Company was notified, pursuant to various royalty agreements, that the explorer/developer of certain of the Company’s Energy assets had abandoned tenements, concessions or ground which was subject to royalty rights held by the Company. As a result, the Company wrote-off the carrying value of the associated exploration assets to nil. For the year ended December 31, 2023, the total amount written off was $4.1 million.

(c)	Disposal of Royalty Interest

On February 22, 2023, Marathon exercised its option to buy-back 0.5% of Franco-Nevada’s initial 2.0% NSR on the Valentine Gold project by paying $7.0 million to Franco-Nevada. Franco-Nevada acquired the initial NSR on February 21, 2019 for $13.7 million (C$18.0 million). The carrying value of the NSR portion subject to the buy-back was $3.3 million (C$4.5 million). The Company recognized a gain on disposal of $3.7 million in the consolidated statement of (loss) income and comprehensive (loss) income for the year ended December 31, 2023.